PROVISION FOR JUDICIAL LIABILITIES - Changes in the provision according to the nature of the proceedings for probable losses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) lawsuit	Dec. 31, 2020 BRL (R$) lawsuit
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the year	R$ 3,452,871	R$ 3,686,801
Payments	(108,042)	(81,563)
Write-off	(135,134)	(293,761)
Additions	185,740	101,950
Monetary adjustment	37,719	39,444
Balance provision	3,433,154	3,452,871
Judicial deposits	(200,542)	(196,916)
Balance provision at the end for the year	3,232,612	3,255,955
Taxes and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the year	476,070	492,413
Payments	(21,155)	(23,162)
Write-off	(5,807)	(23,106)
Additions	17,718	20,560
Monetary adjustment	10,270	9,365
Balance provision	477,096	476,070
Judicial deposits	(135,590)	(135,641)
Balance provision at the end for the year	R$ 341,506	R$ 340,429
Number of administrative proceedings and lawsuits | lawsuit	50	51
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the year	R$ 217,180	R$ 227,139
Payments	(37,368)	(43,783)
Write-off	(105,366)	(52,333)
Additions	88,777	64,053
Monetary adjustment	15,702	22,104
Balance provision	178,925	217,180
Judicial deposits	(45,302)	(57,780)
Balance provision at the end for the year	R$ 133,623	R$ 159,400
Number of lawsuits | lawsuit	987	1,010
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the year	R$ 50,368	R$ 64,897
Payments	(49,519)	(14,618)
Write-off	(9,249)	(25,223)
Additions	79,245	17,337
Monetary adjustment	11,747	7,975
Balance provision	82,592	50,368
Judicial deposits	(19,650)	(3,495)
Balance provision at the end for the year	R$ 62,942	R$ 46,873
Number of lawsuits | lawsuit	57	58
Contingent liabilities | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the year	R$ 2,709,253	R$ 2,902,352
Write-off	(14,712)	(193,099)
Balance provision	2,694,541	2,709,253
Balance provision at the end for the year	2,694,541	2,709,253
Tax contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	2,496,358	2,508,162
Civil contingent liabilities | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 198,183	R$ 201,091